Unaudited Financial Statements (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended							2 Months Ended	3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended	10 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2006	Dec. 29, 2013	Dec. 30, 2012	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Jun. 29, 2014	Dec. 29, 2013 Successor [Member]	Jun. 29, 2014 Successor [Member]	Jun. 29, 2014 Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 29, 2014 Successor [Member] Income Tax Benefit [Member]	Jun. 29, 2014 Successor [Member] Income Tax Benefit [Member]	Jun. 29, 2014 Successor [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member] Interest Expense [Member]	Jun. 29, 2014 Successor [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member] Interest Expense [Member]	Jun. 29, 2014 Successor [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member] Income Loss From Continuing Operations Before Income Taxes [Member]	Jun. 29, 2014 Successor [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member] Income Loss From Continuing Operations Before Income Taxes [Member]	Jun. 30, 2013 Predecessor [Member]	Jun. 29, 2014 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member] Income Tax Benefit [Member]	Jun. 30, 2013 Predecessor [Member] Income Tax Benefit [Member]	Nov. 06, 2013 Predecessor [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member]	Jun. 30, 2013 Predecessor [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member] Interest Expense [Member]	Jun. 30, 2013 Predecessor [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member] Interest Expense [Member]	Nov. 06, 2013 Predecessor [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member] Interest Expense [Member]	Jun. 30, 2013 Predecessor [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member] Income Loss From Continuing Operations Before Income Taxes [Member]	Jun. 30, 2013 Predecessor [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member] Income Loss From Continuing Operations Before Income Taxes [Member]	Nov. 06, 2013 Predecessor [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member] Income Loss From Continuing Operations Before Income Taxes [Member]	Dec. 29, 2013 Predecessor [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member] Income Tax Benefit [Member]	Nov. 06, 2013 Predecessor [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member] Income Tax Benefit [Member]	Dec. 29, 2013 New Castle Investment Group, Inc. [Member]
Changes In Accumulated Other Comprehensive Income Loss [Line Items]
Common stock, shares issued		30,000,000						30,015,870	30,000,000														58,313,868															1,000
Percent of the Company owned by																																						84.60%
Common stock warrants outstanding											1,362,479										0
Restricted share grants granted in the period	792,500	15,870		100,000	266,795	198,846	268,680				15,870										0				100,000	266,795
Beginning balance								$ 0				$ (45,651)								$ 0
Other comprehensive income before reclassifications												(396)								0
Amounts reclassified from accumulated other comprehensive income												15,076								0		26,313
Net current period other comprehensive income, net of taxes												14,680								0		19,339	4,364	11,052
Ending balance		0						0				(30,971)								0
Beginning balance											458	(6,991)								458	0	0
Other comprehensive income before reclassifications																				0
Amounts reclassified from accumulated other comprehensive income												34								0			(383)	(83)
Net current period other comprehensive income, net of taxes									(458)			34								0		(69)	2,647	2,797
Ending balance									458			(6,957)								458			0
Beginning balance								458			458	(52,642)								458	(52,642)	(52,642)	(54,359)
Other comprehensive income before reclassifications			24,407						(458)			(396)								0		1,108
Amounts reclassified from accumulated other comprehensive income			26,124							0	0	15,110							7,560	0	15,110	46,829
Net current period other comprehensive income, net of taxes			1,717						458			14,714								0		45,721
Ending balance		458						458	458			(37,928)								458		(6,921)	(52,642)	(54,359)
Realized gain on interest rate swap agreements, designated as cash flow hedges															0	0														7,543	15,076	20,447
Amortization of prior service cost																	0	0											(383)				(114)	(228)
Amortization of unrecognized loss										0	0								131		262								452
Amounts reclassified from accumulated other comprehensive loss										0	0								7,560		15,110														46,829
Income tax benefit													$ 0	$ 0													$ 0	$ 0